Annual Fund Operating Expenses (Invesco V.I. Balanced-Risk Allocation Fund, Series I shares, Invesco V.I. Balanced-Risk Allocation Fund)	12 Months Ended
	May 02, 2011
Invesco V.I. Balanced-Risk Allocation Fund | Series I shares, Invesco V.I. Balanced-Risk Allocation Fund
Annual Fund Operating Expenses
Management Fees	0.95%
Other Expenses	0.39%	[1]
Acquired Fund Fees and Expenses	0.04%	[1]
Total Annual Fund Operating Expenses	1.38%	[1]
Fee Waiver and/or Expense Reimbursement	0.64%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.74%

[1]	"Other Expenses", "Acquired Fund Fees and Expenses" and "Total Annual Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.70% of average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds (as disclosed above as Acquired Fund Fees and Expenses); and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agreed to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.